United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-08201

                 AllianceBernstein Greater China '97 Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

                AllianceBernstein Greater China '97 Fund
--------------------------------------------------------------------------------
International
   Regional                                        Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Greater China '97 Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies

This open-end fund is a non-diversified management investment company that seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities issued by Greater China companies ("Greater China" refers to the People's Republic of China ("China"), the Hong Kong Special Administrative Region ("Hong Kong") and the Republic of China ("Taiwan")).

Investment Results

The following table provides the performance results for the Fund for the six- and 12-month periods ended July 31, 2003, relative to its benchmarks, the Morgan Stanley Capital International (MSCI) Indices (China, Hong Kong and Taiwan) and the Lipper China Region Funds Average (the "Lipper Average"). Funds in the Lipper Average generally have similar investment objectives to the Fund.

INVESTMENT RESULTS*
Periods Ended July 31, 2003

                                                            --------------------
                                                                   Returns
                                                            --------------------
                                                            6 Months   12 Months
--------------------------------------------------------------------------------
AllianceBernstein Greater China '97 Fund
   Class A                                                    22.84%      18.35%
--------------------------------------------------------------------------------
   Class B                                                    22.41%      17.32%
--------------------------------------------------------------------------------
   Class C                                                    21.95%      17.05%
--------------------------------------------------------------------------------
MSCI China Index                                              23.82%      18.00%
--------------------------------------------------------------------------------
MSCI Hong Kong Index                                           9.44%      -1.01%
--------------------------------------------------------------------------------
MSCI Taiwan Index                                             12.55%       8.61%
--------------------------------------------------------------------------------
Lipper China Region Funds Average                             21.68%      13.21%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 2.50% for Class A, 3.20% for Class B, 3.20% for Class C and 2.20% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 1

      The Morgan Stanley Capital International (MSCI) China Index, MSCI Hong Kong Index and MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 46, 34 and 90 companies as of the period ended July 31, 2003. The Lipper China Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. These funds generally have similar investment objectives to the Fund, although investment policies for the various funds may differ. For the six- and 12-month periods ended July 31, 2003, the Lipper Average included 22 funds for each of the respective periods. All comparative indices and the average are unmanaged and reflect no fees or expenses. An investor cannot invest directly in an index or average, and its results are not indicative of any specific investment, including AllianceBernstein Greater China '97 Fund.

      Additional investment results appear on page 5.

During the six- and 12-month periods ended July 31, 2003, the Fund outperformed its peer group of funds, as represented by the Lipper Average. This was mainly due to the Fund's overweight positions in cyclicals, consumer and selected technology counters. Additionally, we increased the Fund's exposure to China and Taiwan at the expense of Hong Kong during the period under review.

Market Review and Investment Strategy

During the 12-month reporting period, the MSCI China and Taiwan indices posted positive gains. For the six-month period ended July 31, 2003, the MSCI China, Hong Kong and Taiwan indices all posted positive returns. Returns were impacted by a variety of factors. The Greater China stock markets recovered strongly from the impact of SARS on the region and finished strongly during the second quarter of the year. Stocks were helped by a stronger U.S. equity market and expectation of further interest rate cuts by the U.S. Federal Reserve. China-related stocks were strong performers due to robust economic growth. The Taiwan stock market also benefited from a rebound in the technology sector.

During the reporting period, we overweighted the Fund's cyclicals, consumer and selected technology counters. At the country level, our strategy has been to increase the Fund's exposure to China and Taiwan, due to their geared exposure to the U.S. economy, at the expense of Hong Kong.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
GROWTH OF A $10,000 INVESTMENT
9/3/97* TO 7/31/03

AllianceBernstein Greater China '97 Fund Class A: $8,630

MSCI Hong Kong Index: $7,360

MSCI Taiwan Index:    $4,993

MSCI China Index:     $2,115

                 AllianceBernstein Greater
                  China '97 Fund Class A       MSCI China Index     MSCI Hong Kong Index    MSCI Taiwan Index
9/3/97*                $9,579                 $10,000            $10,000             $10,000
7/31/98                $4,675                 $ 2,943            $ 5,176             $ 5,832
7/31/99                $7,920                 $ 4,565            $ 9,350             $ 7,051
7/31/00                $9,987                 $ 3,587            $10,885             $ 8,168
7/31/01                $8,161                 $ 2,219            $ 8,395             $ 4,210
7/31/02                $7,292                 $ 1,792            $ 7,435             $ 4,597
7/31/03                $8,630                 $ 2,115            $ 7,360             $ 4,993

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Greater China '97 Fund Class A shares (from 9/3/97* to 7/31/03) as compared to the performance of appropriate indices. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) China Index, MSCI Hong Kong Index and MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 46, 34 and 90 companies as of July 31, 2003.

When comparing AllianceBernstein Greater China '97 Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Greater China '97 Fund.

*Fund data is from the Fund's Class A share inception date of 9/3/97. Returns for the benchmarks are from the closest month end to the Fund's inception date; therefore the benchmark data is from 8/31/97.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES                 PORTFOLIO STATISTICS

Class A Shares                  Net Assets ($mil): $13.8
9/3/97
Class B Shares
9/3/97
Class C Shares
9/3/97

COUNTRY BREAKDOWN

  78.8% Hong Kong
  15.8% Taiwan
   4.6% Singapore                       [PIE CHART OMITTED]
   0.4% United States
   0.4% United Kingdom

SECTOR BREAKDOWN

  15.3% Basic Industry
  12.6% Technology
  12.3% Finance
  11.8% Capital Goods
   9.6% Consumer Manufacturing          [PIE CHART OMITTED]
   9.1% Transportation
   8.5% Consumer Staples
   6.3% Consumer Services
   6.2% Energy
   5.2% Multi-Industry
   3.1% Health Care

All data as of July 31, 2003. The Fund's country and sector breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                        1 Year             18.35%                   13.25%
                        5 Year             13.05%                   12.09%
              Since Inception*             -1.75%                   -2.46%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                        1 Year             17.32%                   13.32%
                       5 Years             12.18%                   12.18%
              Since Inception*             -2.50%                   -2.50%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                        1 Year             17.05%                   16.05%
                       5 Years             12.13%                   12.13%
              Since Inception*             -2.54%                   -2.54%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                    Class A          Class B           Class C
--------------------------------------------------------------------------------
                        1 Year      -4.02%           -4.35%            -1.63%
                       5 Years       7.26%            7.38%             7.33%
              Since Inception*      -4.26%           -4.28%            -4.32%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. The Fund will invest substantially all of its assets in Greater China companies and is subject to greater risk than would a fund with a more diversified portfolio. Investments in Greater China companies entail risks different from, and in certain cases, greater than, risks associated with investments in the U.S. or in other international markets.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 9/3/97, all share classes.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                      Percent of
Company                                               U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
China Shipping Development Co.,
   Ltd. Cl. H                                           $  484,665          3.5%
--------------------------------------------------------------------------------
Anhui Conch Cement Co., Ltd. Cl. H                         415,427          3.0
--------------------------------------------------------------------------------
Maanshan Iron & Steel Co., Ltd. Cl. H                      409,273          3.0
--------------------------------------------------------------------------------
Huaneng Power International, Inc. Cl. H                    407,734          3.0
--------------------------------------------------------------------------------
Angang New Steel Co., Ltd. Cl. H                           357,729          2.6
--------------------------------------------------------------------------------
Tsingtao Brewery Co., Ltd. Cl. H                           354,844          2.6
--------------------------------------------------------------------------------
Aluminum Corp. of China, Ltd. Cl. H                        353,882          2.6
--------------------------------------------------------------------------------
GP Batteries International, Ltd.                           299,551          2.2
--------------------------------------------------------------------------------
Denway Motors, Ltd.                                        294,421          2.1
--------------------------------------------------------------------------------
Sinopec Shanghai Petrochemical Co.,
   Ltd. Cl. H                                              291,697          2.1
--------------------------------------------------------------------------------
                                                        $3,669,223         26.7%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                Shares    U.S. $ Value
------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-93.9%

Hong Kong-73.9%
Aluminum Corp. of China, Ltd. Cl. H ............    1,200,000    $   353,882
Angang New Steel Co., Ltd. Cl. H ...............    1,200,000        357,729
Anhui Conch Cement Co., Ltd. Cl. H .............      600,000        415,427
ASM Pacific Technology, Ltd. ...................       26,500         84,945
Baltrans Holdings, Ltd. ........................      354,000        130,494
Brilliance China Automotive Holdings, Ltd. .....      750,000        228,389
Chen Hsong Holdings, Ltd. ......................      300,000        158,670
Cheung Kong (Holdings), Ltd. ...................       40,000        262,847
China Merchants Holdings International Co., Ltd.      300,000        275,028
China Mobile (Hong Kong), Ltd. .................       70,000        179,954
China National Aviation Co., Ltd. ..............      560,000         82,573
China Petroleum and Chemical Corp. Cl. H .......      650,000        177,101
China Pharmaceutical Group, Ltd. ...............      796,000        267,912
China Resources Enterprise, Ltd. ...............       88,000         79,547
China Shipping Development Co., Ltd. Cl. H .....    1,200,000        484,665
China Southern Airlines Co., Ltd. Cl. H(a) .....      300,000         91,355
Citic International Financial Holdings, Ltd. ...      312,333         95,111
CNOOC, Ltd. ....................................      130,000        224,190
COFCO International, Ltd. ......................      400,000        158,991
Coslight Technology International Group, Ltd. ..      300,000        102,895
Denway Motors, Ltd. ............................      550,000        294,421
Esprit Holdings, Ltd. ..........................       80,000        205,149
Fountain Set (Holdings), Ltd. ..................      100,000         89,112
Fujikon Industrial Holdings, Ltd. ..............      132,000         27,418
Hang Seng Bank., Ltd. ..........................        7,900         85,086
Harbin Brewery Group, Ltd.(a) ..................      400,000        141,040
Harbin Power Equipment Co., Ltd. Cl. H .........      600,000        102,318
HKR International, Ltd.(a) .....................      600,000        116,166
Hong Kong Exchanges & Clearing, Ltd. ...........      120,000        195,405
Hongkong.com Corp.(a) ..........................    1,200,000        141,553
Hopewell Highway Infrasctructure, Ltd.
   Warrants, expiring 8/05/06(a) ...............       22,000             -0-
Hopewell Holdings, Ltd. ........................      220,000        234,127
HSBC Holdings Plc ..............................       23,200        284,080
Huaneng Power International, Inc. Cl. H ........      300,000        407,734
Hutchison Whampoa, Ltd. ........................       13,200         86,317
Industrial and Commercial Bank of China
   (Asia), Ltd. ................................      120,000        117,704
Jiangsu Expressway Co., Ltd. Cl. H .............      250,000        103,376
Jiangxi Copper Co., Ltd. Cl. H .................      400,000         84,624
Jingwei Textile Machinery Co., Ltd. Cl. H ......      700,000        258,039
Kingdee International Software Group Co., Ltd. .      228,000         58,175
Li & Fung, Ltd. ................................       62,000         87,842
Lianhua Supermarket Holdings Co., Ltd. Cl. H(a)       250,000        150,656
Maanshan Iron & Steel Co., Ltd. Cl. H ..........    1,900,000        409,273
PetroChina Co., Ltd. Cl. H .....................      392,000        116,858


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                Shares   U.S. $ Value
-----------------------------------------------------------------------------

Prosten Technology Holdings, Ltd.
   Warrants, expiring 1/08/04(a) ...............      162,180    $       208
Shangri-La Asia, Ltd. ..........................      150,000        119,243
Shun Tak Holdings, Ltd. ........................      442,000        143,098
Sinopec Shanghai Petrochemical Co.,
   Ltd. Cl. H ..................................    1,300,000        291,697
Sinopec Zhenhai Refining and Chemical Co.,
   Ltd. Cl. H ..................................      350,000        173,896
Sinotrans, Ltd. Cl. H(a) .......................      350,000        109,947
Swire Pacific, Ltd. Cl. A ......................        8,500         38,908
The Wharf (Holdings), Ltd. .....................       17,000         33,241
Tom.com, Ltd.(a) ...............................      450,000        121,166
Tong Ren Tang Technologies Co., Ltd. Cl. H .....       80,000        134,373
TPV Technology, Ltd. ...........................      250,000         96,164
Tsingtao Brewery Co., Ltd. Cl. H ...............      450,000        354,844
Wheelock and Co., Ltd. .........................      200,000        180,788
Wing Hang Bank, Ltd. ...........................       17,500         69,783
Yue Yuen Industrial (Holdings), Ltd. ...........       70,000        201,944
Zhejiang Expressway Co., Ltd. Cl. H ............      200,000         94,240
                                                                 -----------
                                                                  10,171,718
                                                                 -----------
Singapore-4.3%
Autron Corp., Ltd.(a) ..........................    2,000,000        289,888
GP Batteries International, Ltd. ...............      170,000        299,551
                                                                 -----------
                                                                     589,439
                                                                 -----------
Taiwan-14.9%
Asustek Computer, Inc.(a) ......................       40,000        130,384
Basso Industry Corp. ...........................       75,000        137,515
China Motor Co., Ltd. ..........................       41,000         80,544
Compal Electronics, Inc. .......................      149,500        213,198
EVA Airways Corp.(a) ...........................      200,270         68,777
Hon Hai Precision Industry Co., Ltd.(a) ........       37,800        172,718
Kaulin Manufacturing Co., Ltd.(a) ..............       70,000        128,347
MediaTek, Inc. .................................       13,000        155,501
Nan Ya Plastics Corp. ..........................      105,894        118,653
Nien Made Enterprise Co., Ltd. .................       50,240         89,192
Quanta Computer, Inc. ..........................        2,970          7,001
SinoPac Holdings Co. ...........................      137,920         48,168
Soft-World International Corp. .................       11,522         56,336
Taiwan Semiconductor Manufacturing Co., Ltd.(a)       108,914        187,018
United Microelectronics Corp.(a) ...............      204,812        146,039
Wan Hai Lines, Ltd.(a) .........................      130,000        129,395
Wintek Corp. ...................................      116,480         89,835
Yieh Phui Enterprise ...........................      100,000         87,311
                                                                 -----------
                                                                   2,045,932
                                                                 -----------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                Shares   U.S. $ Value
-----------------------------------------------------------------------------

United Kingdom-0.4%
Cathay Financial Holding Co., Ltd. (GDR)(a) ....        4,200    $    48,678
                                                                 -----------
United States-0.4%
Chunghwa Telecom Co., Ltd. (ADR) ...............        4,100         56,539
                                                                 -----------
Total Investments-93.9%
   (cost $10,140,363) ..........................                  12,912,306
Other assets less liabilities-6.1% .............                     842,286
                                                                 -----------

Net Assets-100% ................................                 $13,754,592
                                                                 ===========

(a)   Non-income producing security.

      Glossary of terms:

      ADR-American Depositary Receipt

      GDR-Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 9

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value (cost $10,140,363) .......     $ 12,912,306
Cash .........................................................          256,341
Foreign cash, at value (cost $50,997) ........................           51,262
Receivable for capital stock sold ............................          603,887
Receivable from Adviser ......................................           65,537
Dividends receivable .........................................           22,014
Receivable for investment securities sold ....................            2,716
                                                                   ------------
Total assets .................................................       13,914,063
                                                                   ------------
Liabilities
Payable for investment securities purchased ..................           48,846
Distribution fee payable .....................................            7,663
Payable for capital stock redeemed ...........................            1,893
Accrued printing .............................................           36,157
Accrued custody ..............................................           31,287
Accrued legal ................................................           21,374
Other accrued expenses .......................................           12,251
                                                                   ------------
Total liabilities ............................................          159,471
                                                                   ------------
Net Assets ...................................................     $ 13,754,592
                                                                   ============
Composition of Net Assets
Capital stock, at par ........................................     $      1,598
Additional paid-in capital ...................................       13,217,933
Undistributed net investment income ..........................           16,773
Accumulated net realized loss on investment
   and foreign currency transactions .........................       (2,253,909)
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities .......        2,772,197
                                                                   ------------
                                                                   $ 13,754,592
                                                                   ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($3,958,595/449,036 shares of capital stock issued
   and outstanding) ..........................................            $8.82
Sales charge--4.25% of public offering price .................              .39
                                                                          -----
Maximum offering price .......................................            $9.21
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($4,631,658/543,690 shares of capital stock issued
   and outstanding) ..........................................            $8.52
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($4,855,715/570,951 shares of capital stock issued
   and outstanding) ..........................................            $8.50
                                                                          =====
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($308,624/34,517 shares of capital stock issued and
   outstanding) ..............................................            $8.94
                                                                          =====

See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                         Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended July 31, 2003

Investment Income
Dividends (net of foreign taxes
   withheld of $5,849) .........................   $    218,517
Interest .......................................          2,879     $   221,396
                                                   ------------
Expenses
Advisory fee ...................................         71,762
Distribution fee--Class A ......................          6,507
Distribution fee--Class B ......................         31,852
Distribution fee--Class C ......................         15,929
Custodian ......................................        155,586
Administrative .................................        135,000
Audit and legal ................................         96,093
Registration ...................................         61,462
Transfer agency ................................         52,907
Printing .......................................         43,713
Directors' fees ................................         14,950
Amortization of organization expenses ..........         13,934
Miscellaneous ..................................            688
                                                   ------------
Total expenses .................................        700,383
Less: expense waived and reimbursed
   by the Adviser (see Note B) .................       (488,169)
Less: expense offset arrangement
   (see Note B) ................................            (51)
                                                   ------------
Net expenses ...................................                        212,163
                                                                    -----------
Net investment income ..........................                          9,233
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions .....................                       (844,010)
   Foreign currency transactions ...............                            563
Net change in unrealized
   appreciation/depreciation of:
   Investments .................................                      2,847,974
Foreign currency denominated assets
   and liabilities .............................                            132
                                                                    -----------
Net gain on investment and
   foreign currency transactions ...............                      2,004,659
                                                                    -----------
Net Increase in Net Assets from
    Operations .................................                    $ 2,013,892
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 11

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                   Year Ended      Year Ended
                                                     July 31,        July 31,
                                                       2003            2002
                                                  ============     ===========

Increase (Decrease) in Net Assets
from Operations
Net investment income ........................    $      9,233     $    43,772
Net realized loss on investment
   and foreign currency transactions .........        (843,447)       (839,587)
Net change in unrealized
   appreciation/depreciation
   of investments and foreign
   currency denominated assets
   and liabilities ...........................       2,848,106         184,928
                                                  ------------     -----------
Net increase (decrease) in net assets
   from operations ...........................       2,013,892        (610,887)
Dividends to Shareholders from
Net investment income
   Class A ...................................         (23,187)             -0-
   Class B ...................................         (14,269)             -0-
   Class C ...................................          (5,705)             -0-
   Advisor Class .............................          (2,310)             -0-
Capital Stock Transactions
Net increase .................................       4,769,657       1,091,599
                                                  ------------     -----------
Total increase ...............................       6,738,078         480,712
Net Assets
Beginning of period ..........................       7,016,514       6,535,802
                                                  ------------     -----------
End of period (including undistributed
   net investment income of $16,773 and
   $52,448 at July 31, 2003 and 2002,
   respectively) .............................    $ 13,754,592     $ 7,016,514
                                                  ============     ===========

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Greater China '97 Fund, Inc. (the "Fund"), formerly Alliance Greater China '97 Fund, Inc., was organized as a Maryland corporation on April 30, 1997 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 13

Notes to Financial Statements
--------------------------------------------------------------------------------

asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Organization Expenses

Organization expenses of approximately $326,500 have been deferred and were amortized on a straight-line basis through August 2002.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on for-


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

eign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

The Adviser has agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis to 2.50%, 3.20%, 3.20%, and 2.20% of average daily net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the year ended July 31, 2003, such reimbursement amounted to $353,169.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $135,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the year ended July 31, 2003, such fees amounted to $35,620.

For the year ended July 31, 2003, the Fund's expenses were reduced by $51 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $974 from the sale of Class A shares and received $5,881 and $2,851 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended July 31, 2003.

Brokerage commissions paid on investment transactions for the year ended July 31, 2003, amounted to $45,513, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,864,427 and $595,893 for Class B and


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2003, were as follows:

                                                    Purchases         Sales
                                                   ===========     ===========
Investment securities (excluding
   U.S. government securities) .................   $11,668,171     $ 7,222,461
U.S. government securities .....................            -0-             -0-

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost                                                               $ 10,324,641
                                                                   ============
Gross unrealized appreciation .........................            $  2,895,078
Gross unrealized depreciation .........................                (307,413)
                                                                   ------------
Net unrealized appreciation ...........................            $  2,587,665
                                                                   ============

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                          -----------------------------   -----------------------------
                                      Shares                          Amount
                          -----------------------------   -----------------------------
                             Year Ended      Year Ended      Year Ended      Year Ended
                          July 31, 2003   July 31, 2002   July 31, 2003   July 31, 2002
                          -------------------------------------------------------------
Class A
Shares sold                   1,067,796         964,947   $   7,841,000   $   7,604,643
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends                   2,677              -0-         18,418              -0-
---------------------------------------------------------------------------------------
Shares converted from
   Class B                       11,194           3,078          77,423          24,592
---------------------------------------------------------------------------------------
Shares redeemed                (930,890)       (911,140)     (6,739,131)     (7,232,579)
---------------------------------------------------------------------------------------
Net increase                    150,777          56,885   $   1,197,710   $     396,656
=======================================================================================

Class B
Shares sold                   2,528,499       1,608,417   $  17,414,309   $  12,226,131
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends                   1,747              -0-         11,653              -0-
---------------------------------------------------------------------------------------
Shares converted to
   Class A                      (11,581)         (3,179)        (77,423)        (24,592)
---------------------------------------------------------------------------------------
Shares redeemed              (2,422,584)     (1,551,790)    (16,700,679)    (11,833,634)
---------------------------------------------------------------------------------------
Net increase                     96,081          53,448   $     647,860   $     367,905
=======================================================================================

Class C
Shares sold                   4,401,475       1,020,049   $  30,883,247   $   7,868,132
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends                     747              -0-          4,984              -0-
---------------------------------------------------------------------------------------
Shares redeemed              (4,009,743)       (948,395)    (28,032,481)     (7,396,556)
---------------------------------------------------------------------------------------
Net increase                    392,479          71,654   $   2,855,750   $     471,576
=======================================================================================

Advisor Class
Shares sold                      76,366          41,166   $     581,179   $     332,447
---------------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends                      79              -0-            549              -0-
---------------------------------------------------------------------------------------
Shares redeemed                 (67,463)        (60,848)       (513,391)       (476,985)
---------------------------------------------------------------------------------------
Net increase
   (decrease)                     8,982         (19,682)  $      68,337   $    (144,538)
=======================================================================================


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risk which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

The Fund has invested approximately 74% of its net assets in Hong Kong equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Fund's portfolio due to this concentration.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2003.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2003 and July 31, 2002 were as follows:

                                                              2003       2002
                                                            =======    =======
Distributions paid from:
   Ordinary income ......................................   $45,471    $    -0-
                                                            -------    -------
Total taxable distributions .............................    45,471         -0-
                                                            -------    -------
Total distributions paid ................................   $45,471    $    -0-
                                                            -------    -------

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ...........................        $    85,289
Accumulated capital and other losses ....................         (2,138,147)(a)
Unrealized appreciation/(depreciation) ..................          2,587,919(b)
                                                                 -----------
Total accumulated earnings/(deficit) ....................        $   535,061
                                                                 ===========

(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $1,733,828 of which $138,490 expires in the year 2007, $12,025 expires in the year 2009, $671,116 expires in the year 2010 and $912,197 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003, post October capital losses of $404,319.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax mark to market on passive foreign investment companies.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

During the current fiscal year, permanent differences, primarily due to foreign currency gains, resulted in a net increase in undistributed net investment income and a corresponding increase in accumulated net realized loss on investment and foreign currency transactions. This reclassification had no effect on net assets.

NOTE I

Subsequent Events

Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defen-


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

dant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 21

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          -------------------------------------------------------------------
                                                                      Class A
                                          -------------------------------------------------------------------
                                                                 Year Ended July 31,
                                          -------------------------------------------------------------------
                                               2003         2002         2001            2000            1999
                                          -------------------------------------------------------------------
Net asset value,
   beginning of period .................  $    7.55    $    8.45    $   10.34       $    8.20       $    4.84
                                          -------------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(a)(b) .................        .04          .09         (.01)           (.04)            .02
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ........................       1.32         (.99)       (1.88)           2.18            3.34
                                          -------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations ..........................       1.36         (.90)       (1.89)           2.14            3.36
                                          -------------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income ...............       (.09)          -0-          -0-             -0-             -0-
                                          -------------------------------------------------------------------
Net asset value,
   end of period .......................  $    8.82    $    7.55    $    8.45       $   10.34       $    8.20
                                          ===================================================================
Total Return
Total investment return based
   on net asset value(c) ...............      18.35%      (10.65)%     (18.28)%         26.10%          69.42%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .....................  $   3,958    $   2,253    $   2,039       $   2,471       $   1,011
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ....................       2.50%        2.50%        2.51%(d)        2.52%(d)        2.52%(d)
   Expenses, before waivers/
     reimbursements ....................       9.24%       10.82%        9.50%           9.92%          19.68%
   Net investment
   income (loss)(b) ....................        .58%        1.18%        (.09)%          (.42)%           .36%
Portfolio turnover rate ................        102%          63%          64%            158%             94%

See footnote summary on page 25.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          -------------------------------------------------------------------
                                                                       Class B
                                          -------------------------------------------------------------------
                                                                 Year Ended July 31,
                                          -------------------------------------------------------------------
                                               2003         2002         2001            2000            1999
                                          -------------------------------------------------------------------
Net asset value,
   beginning of period .................  $    7.30    $    8.21    $   10.13       $    8.12       $    4.82
                                          -------------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(a)(b) .................       (.01)         .03         (.07)           (.11)           (.01)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ........................       1.27         (.94)       (1.85)           2.12            3.31
                                          -------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations ..........................       1.26         (.91)       (1.92)           2.01            3.30
                                          -------------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income ...............       (.04)         -0-          -0-             -0-             -0-
                                          -------------------------------------------------------------------
Net asset value,
   end of period .......................  $    8.52    $    7.30    $    8.21       $   10.13       $    8.12
                                          ===================================================================
Total Return
Total investment return based
   on net asset value(c) ...............      17.32%      (11.08)%     (18.95)%         24.75%          68.46%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .....................  $   4,632    $   3,266    $   3,234       $   4,047       $   1,902
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ....................       3.20%        3.20%        3.21%(d)        3.22%(d)        3.22%(d)
   Expenses, before waivers/
     reimbursements ....................       9.98%       11.56%       10.28%          10.72%          20.22%
   Net investment
   income (loss)(b) ....................       (.11)%        .41%        (.81)%         (1.13)%          (.22)%
Portfolio turnover rate ................        102%          63%          64%            158%             94%

See footnote summary on page 25.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 23

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          -------------------------------------------------------------------
                                                                       Class C
                                          -------------------------------------------------------------------
                                                                 Year Ended July 31,
                                          -------------------------------------------------------------------
                                               2003         2002         2001            2000            1999
                                          -------------------------------------------------------------------
Net asset value,
   beginning of period .................  $    7.30    $    8.21    $   10.13       $    8.11       $    4.82
                                          -------------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(a)(b) .................       (.01)         .04         (.08)           (.13)           (.03)
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions ........................       1.25         (.95)       (1.84)           2.15            3.32
                                          -------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations ..........................       1.24         (.91)       (1.92)           2.02            3.29
                                          -------------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income ...............       (.04)          -0-          -0-             -0-             -0-
                                          -------------------------------------------------------------------
Net asset value,
   end of period .......................  $    8.50    $    7.30    $    8.21       $   10.13       $    8.11
                                          ===================================================================
Total Return
Total investment return based
   on net asset value(c) ...............      17.05%      (11.08)%     (18.95)%         24.91%          68.26%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .....................  $   4,856    $   1,302    $     877       $   1,372       $     162
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ....................       3.20%        3.20%        3.21%(d)        3.22%(d)        3.22%(d)
   Expenses, before waivers/
     reimbursements ....................      10.19%       11.28%       10.13%          10.01%          20.41%
   Net investment
   income (loss)(b) ....................       (.15)%        .50%        (.84)%         (1.31)%          (.49)%
Portfolio turnover rate ................        102%          63%          64%            158%             94%

See footnote summary on page 25.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          -------------------------------------------------------------------
                                                                    Advisor Class
                                          -------------------------------------------------------------------
                                                                 Year Ended July 31,
                                          -------------------------------------------------------------------
                                               2003         2002         2001            2000            1999
                                          -------------------------------------------------------------------
Net asset value,
   beginning of period .................  $    7.66    $    8.53    $   10.41       $    8.24       $    4.85
                                          -------------------------------------------------------------------
Income From Investment
   Operations
Net investment income
   (loss)(a)(b) ........................        .08          .10          .06            (.02)            .04
Net realized and unrealized
   gain (loss) on investment
   and  foreign currency
   transactions ........................       1.31         (.97)       (1.94)           2.19            3.35
                                          -------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations ..........................       1.39         (.87)       (1.88)           2.17            3.39
                                          -------------------------------------------------------------------
Less: Dividends
Dividends from
   net investment income ...............       (.11)          -0-          -0-             -0-             -0-
                                          -------------------------------------------------------------------
Net asset value, end of period .........  $    8.94    $    7.66    $    8.53       $   10.41       $    8.24
                                          ===================================================================
Total Return
Total investment return based
   on net asset value(c) ...............      18.55%      (10.20)%     (18.06)%         26.34%          69.90%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .....................  $     309    $     196    $     386       $     273       $     161
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ....................       2.20%        2.20%        2.21%(d)        2.22%(d)        2.22%(d)
   Expenses, before waivers/
     reimbursements ....................       8.69%       10.57%        9.35%           9.61%          19.01%
   Net investment
   income (loss)(b) ....................       1.14%        1.28%         .71%           (.15)%           .58%
Portfolio turnover rate ................        102%          63%          64%            158%             94%

(a)   Based on average shares outstanding

(b)   Net of expenses waived/reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                         Year Ended July 31,
                                   -----------------------------
                                     2001      2000      1999
                                   -----------------------------
               Class A .........     2.50%     2.50%     2.50%
               Class B .........     3.20%     3.20%     3.20%
               Class C .........     3.20%     3.20%     3.20%
               Advisor Class ...     2.20%     2.20%     2.20%


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 25

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of AllianceBernstein Greater China '97 Fund, Inc.

We have audited the accompanying statement of assets and liabilities of AllianceBernstein Greater China '97 Fund, Inc., formerly Alliance Greater China '97 Fund, Inc., (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Greater China '97 Fund, Inc. at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
September 12, 2003,
except for Note I, as to which
the date is October 9, 2003

TAX INFORMATION

(unaudited)

For the fiscal year ended July 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund has no qualified div-idend income, which is taxed at a max-imum rate of 15%. The information and distributions reported herein may differ from the information and distri-butions taxable to the shareholders for the calendar year ending December 31, 2003. Complete information will be computed and reported in conjunction with your 2003 Form 1099-DIV.

--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                              Board of Directors
--------------------------------------------------------------------------------


BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Tak-Lung Tsim

OFFICERS

Matthew W. S. Lee, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Distributor

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.

--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 27

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                              PORTFOLIOS
                                                                IN FUND           OTHER
NAME, AGE OF DIRECTOR,                 PRINCIPAL                COMPLEX       DIRECTORSHIPS
        ADDRESS                      OCCUPATION(S)            OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)             DURING PAST 5 YEARS           DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

John D. Carifa,**, 58          President, Chief Operating         116              None
1345 Avenue of the             Officer and a Director of
Americas                       Alliance Capital Management
New York, NY 10105             Corporation ("ACMC"), with
(6)                            which he has been associated
                               since prior to 1998.

Tak-Lung Tsim,**, 57           A Principal of T.L. Tsim &           1           Chairman of
T.L. Tsim & Associates         Associates Limited, a                            New-Alliance
Limited                        consulting company which he                      Asset
Suite 1001                     established in August 1994.                      Management
Century Square                 Chairman of New-Alliance                         (Asia) Limited.
1 D'Aguilar St.                Asset Management (Asia)                          Director of
Central Hong Kong (6)          Limited. Member of Li Po                         Playmates
                               Chun United World College.                       Holdings
                               Director of Playmates Holdings                   Limited. Far
                               Limited. Far Eastern Polychem                    Eastern
                               Industries and China Medical                     Polychem
                               Science Limited.                                 Industries
                                                                                and China
                                                                                Medical
                                                                                Science
                                                                                Limited.

DISINTERESTED DIRECTORS

David H. Dievler,#+, 73        Independent consultant. Until      101               None
P.O. Box 167                   December 1994, Senior Vice
Spring Lake, NJ 07762          President of ACMC responsible
(6)                            for mutual fund administration.
                               Prior to joining ACMC in 1984,
                               Chief Financial Officer of
                               Eberstadt Asset Management
                               since 1968. Prior to that,
                               Senior Manager at Price
                               Waterhouse & Co. Member of
                               American Institute of Certified
                               Public Accountants since 1953.

--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                   PORTFOLIOS
                                                                     IN FUND            OTHER
NAME, AGE OF DIRECTOR,                       PRINCIPAL               COMPLEX        DIRECTORSHIPS
        ADDRESS                            OCCUPATION(S)           OVERSEEN BY         HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS          DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr., #+, 71   Investment Adviser and an              113              None
2 Sound View Drive              independent consultant.
Suite 100                       Formerly Senior Manager
Greenwich, CT 06830             of Barrett Associates, Inc., a
(6)                             registered investment adviser,
                                with which he had been
                                associated since prior to 1998.
                                Formerly Deputy Comptroller of
                                the State of New York and, prior
                                thereto, Chief Investment Officer
                                of the New York Bank for
                                Savings.

Clifford L. Michel, #+, 64      Senior Counsel of the law firm          97           Placer Dome,
15 St. Bernard's Road           of Cahill Gordon & Reindel                           Inc.
Gladstone, NJ 07934             since February 2001 and a
(1)                             partner of that firm for more
                                than 25 years prior thereto.
                                President and Chief Executive
                                Officer of Wenonah Development
                                Company (investments) and a
                                Director of the Placer Dome Inc.
                                (mining).

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser. Mr. Tsim is an "interested director", as defined in the 1940 Act, due to his position as Consultant of T.L. Tsim & Associates Limited.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 29

Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

     NAME,                         POSITION(S)                 PRINCIPAL OCCUPATION
ADDRESS,* AND AGE                 HELD WITH FUND               DURING PAST 5 YEARS**
----------------------------------------------------------------------------------------------
John D. Carifa, 58             Chairman and President  See biography above.

Matthew W.S. Lee, 40           Senior Vice President   Vice President of ACMC**, with which
                               and Chief Investment    he has been associated since prior to
                               Officer                 1998.

Edmund P. Bergan, Jr., 53      Secretary               Senior Vice President and General
                                                       Counsel of AllianceBernstein
                                                       Investment Research and
                                                       Management, Inc. ("ABIRM")** and
                                                       Alliance Global Investor Services Inc.
                                                       ("AGIS")**, with which he has been
                                                       associated since prior to 1998.

Mark D. Gersten, 52            Treasurer and Chief     Senior Vice President of AGIS** and
                               Financial Officer       Vice President of ABIRM**, with which
                                                       he has been associated since prior to
                                                       1998.

Vincent S. Noto, 38            Controller              Vice President of AGIS**, with which
                                                       he has been associated since prior to
                                                       1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

                                               AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds
Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN GREATER CHINA '97 FUND o 31

NOTES

--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN GREATER CHINA '97 FUND

ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GCFAR0703

ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China '97 Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003